Leases (Tables)	12 Months Ended
Mar. 31, 2021
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Summary Of Break Up Of Lease Liabilities Included In Consolidated Balance Sheet
The following amounts are included in the Consolidated Balance Sheet:

	As at March 31,
	2021		2021		2020
	(In millions)
Current lease liabilities	US$	111.3	Rs.	8,140.0	Rs.	8,141.8
Non-current lease liabilities		740.3		54,120.6		51,629.4

Total lease liabilities	US$	851.6	Rs.	62,260.6	Rs.	59,771.2

Summary of Amounts Recognized In The Consolidated Income Statement
The following amounts are recognised in the consolidated income statement:

	For the year ended March 31,
	2021		2021		2020
	(In millions)
Interest expense on lease liabilities	US$	67.8	Rs.	4,959.8	Rs.	4,692.5
Variable lease payment not included in the measurement of lease liabilities		—		0.6		29.8
Expenses related to short-term leases		13.0		949.1		1,553.4
Expenses related to low-value assets, excluding short-term leases of low-value assets	US$	10.4	Rs.	756. 9	Rs.	695.6

Summary Of Quantitative Information About Right to use Assets

Right of use assets consist of the following:
	Land		Buildings		Plant, machinery and equipments		Furniture, Fixtures and Office Appliances		Vehicles		Computers & other IT assets		Other Assets		Total
	(In millions)
Cost as at April 1, 2020	Rs.	2,731.4	Rs.	60,031.8	Rs.	11,777.1	Rs.	1,330.1	Rs.	1,023.5	Rs.	3,361.4	Rs.	361.5	Rs.	80,616.8
Additions		206.6		6,728.7		2,902.3		17.4		670.9		671.8		8.3		11,206.0
Disposals/Adjustments		—		(1,169.8)		(1,128.2)		—		(10.8)		—		—		(2,308.8)
Currency translation		122.1		4,060.0		494.7		67.3		70.1		131.4		28.3		4,973.9

Cost as at March 31, 2021		3,060.1		69,650.7		14,045.9		1,414.8		1,753.7		4,164.6		398.1		94,487.9

Accumulated amortisation as at April 1, 2020		(353.8)		(9,961.1)		(4,081.4)		(139.8)		(340.9)		(2,579.4)		(91.9)		(17,548.3)
Amortisation for the year		(428.7)		(7,198.2)		(2,649.8)		(144.7)		(532.7)		(727.0)		(93.2)		(11,774.3)
Amortisation - considered as employee cost		—		—		—		—		(27.5)		—		—		(27.5)
Reversal of impairment loss (refer note 18 (a))		—		19.1		101.3		—		—		0.1		—		120.5
Disposals/Adjustments		—		607.7		174.2		—		5.2		—		—		787.1
Currency translation		(36.0)		(725.2)		(245.6)		(8.2)		(31.5)		(81.4)		(10.7)		(1.138.6)

Accumulated amortisation as at March 31, 2021		(818.5)		(17,257.7)		(6,701.3)		(292.7)		(927.4)		(3,387.7)		(195.8)		(29,581.1)

Net carrying amount as at March 31, 2021	Rs.	2,241.6	Rs.	52,393.0	Rs.	7,344.6	Rs.	1,122.1	Rs.	826.3	Rs.	776.8	Rs.	202.3	Rs.	64,906.8

															US$	887.8

	Land		Buildings		Plant, machinery and equipments		Furniture, Fixtures and Office Appliances		Vehicles		Computers & other IT assets		Other Assets		Total
	(In millions)
Cost as at April 1, 2019	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—
Adjustment on initial application of IFRS 16		2,673.9		Rs.52,049.9		Rs.7,867.0		Rs.43.3		Rs.178.6		Rs.3,033.3		Rs.349.8		Rs.66,195.8
Additions		—		7,578.2		3,684.1		1,199.2		823.0		281.1		—		13,565.6
Disposals/Adjustments		—		(1,443.0)		—		—		(14.1)		—		—		(1,457.1)
Currency translation		57.5		1,846.7		226.0		87.6		36.0		47.0		11.7		2,312.5

Cost as at March 31, 2020		2,731.4		60,031.8		11,777.1		1,330.1		1,023.5		3,361.4		361.5		80,616.8

Accumulated amortisation as at April 1, 2019
Adjustment on initial application of IFRS 16		(1.5)		(396.5)		(1,427.0)		(23.7)		—		(1,805.7)		—		(3,654.4)
Amortisation for the year		(339.0)		(7,101.9)		(2,444.5)		(109.9)		(336.1)		(745.1)		(88.3)		(11,164.80)
Impairment of Asset		—		(2,539.8)		(114.8)		—		—		(0.3)		—		(2,654.9)
Disposals/Adjustments		—		299.6		—		—		8.6		—		—		308.2
Currency translation		(13.3)		(222.5)		(95.1)		(6.2)		(13.4)		(28.3)		(3.6)		(382.4)

Accumulated amortisation as at March 31, 2020		(353.8)		(9,961.1)		(4,081.4)		(139.8)		(340.9)		(2,579.4)		(91.9)		(17,548.3)

Net carrying amount as at March 31, 2020	Rs.	2,377.6	Rs.	50,070.7	Rs.	7,695.7	Rs.	1,190.3	Rs.	682.6	Rs.	782.0	Rs.	269.6	Rs.	63,068.5